Property, plant, equipment and mineral deposits	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant, equipment and mineral deposits
9. Property, plant, equipment and mineral deposits
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2025 consists of the following:

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total

January 1, 2025	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

Additions	6,879	—	—	—	—	—	161,049	167,928
Disposals	—	(180)	(10)	(391)	(499)	(4)	—	(1,084)
Reclassification	3,832	6,464	7,714	24,265	66,330	3,679	(112,284)	—
Provision adjustments	1,002	25	1	75	—	—	—	1,103
Capitalized interest	—	—	—	—	—	—	1,273	1,273
Depreciation, depletion, & amortization (DD&A)	(7,543)	(2,583)	(6,998)	(40,818)	(30,253)	(1,709)	—	(89,904)
Sale	$—	$—	$—	$(954)	$—	$—	$(83)	$(1,037)
December 31, 2025	$118,755	$167,341	$90,274	$291,063	$160,363	$9,541	$92,675	$930,012

As of December 31, 2025
Cost	277,664	230,771	196,354	1,005,181	389,103	27,528	92,675	2,219,276
Accumulated DD&A	(157,904)	(61,430)	(106,080)	(714,118)	(228,740)	(17,987)	—	(1,286,259)
Impairment reserve	(1,005)	(2,000)	—	—	—	—	—	(3,005)
Net book value	$118,755	$167,341	$90,274	$291,063	$160,363	$9,541	$92,675	$930,012
9. Property, plant, equipment and mineral deposits (continued)
The above amounts consist of assets owned by the Company. Refer to Note 10 for information about right-of-use assets. At December 31, 2025, the Company had accruals for capital projects totaling $22,512 and for the year ended December 31, 2025, the Company capitalized $1,273 of interest based on an average capitalization rate of 5.80%. Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2024 consists of the following

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total
January 1, 2024	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031
Additions	10,685	—	—	—	—	—	128,183	138,868
Disposals	—	(163)	(46)	(911)	(1,003)	—	—	(2,123)
Reclassification	2,323	9,040	35,490	61,829	58,784	4,362	(171,828)	—
Provision adjustments	(1,659)	(17)	(1)	(1,438)	—	—	—	(3,115)
Capitalized interest	—	—	—	—	—	—	732	732
Depreciation, depletion, & amortization (DD&A)	(11,301)	(2,913)	(5,725)	(38,619)	(24,026)	(1,076)	—	(83,660)
December 31, 2024	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

As of December 31, 2024
Cost	266,275	225,351	185,795	994,491	344,003	22,733	49,215	2,087,863
Accumulated DD&A	(150,685)	(59,736)	(96,228)	(685,236)	(219,218)	(15,158)	(6,495)	(1,232,756)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733
The above amounts consist of assets owned by the Company. Refer to Note 10 for information about right-of-use assets. At December 31, 2024, the Company had accruals for capital projects totaling $15,128 and for the year ended December 31, 2024, the Company capitalized $732 of interest based on a capitalization rate of 6.09%. Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.